11. Advances from Related Parties (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Advances from related parties
	2015	2014
Advances from our CFO (former CEO)	$89,359	$142,203
Advances from Shareholder	–	15,000
	$89,359	$157,203